CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 23,046	$ 15,560	$ 11,429
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	7,758	9,205	10,037
Share-based compensation expense	1,980	1,203	1,071
Accrued severance pay and pensions, net	(11)	3	28
Decrease (increase) in trade receivables, net	(11,098)	(6,403)	11,051
Decrease (increase) in other accounts receivable and prepaid expenses (including other long term assets)	4,624	(259)	4,747
Decrease (increase) in inventories	(956)	(8,592)	4,706
Increase (decrease) in trade payables	2,340	4,836	(2,355)
Increase (decrease) in deferred revenues	(650)	2,575	(6,228)
Decrease (increase) in deferred tax assets, net	(6,601)	497	478
Increase (decrease) in other accounts payable and accrued expenses (including other long term liabilities)	2,062	(1,474)	(9,193)
Net cash provided by operating activities	22,494	17,151	25,771
Cash flows from investing activities:
Purchase of property and equipment, net	(10,303)	(8,533)	(8,190)
Purchase and capitalization of intangible assets, net	(3,412)	(1,407)
Investment in bank deposits	48	(996)	(153)
Investment in shares	(1,628)
Proceeds from maturities of short-term bank deposits			153
Net cash used in investing activities	(15,295)	(10,936)	(8,190)
Cash flows from financing activities:
Repayment of bank loan		(17,000)	(17,922)
Proceeds from exercise of options	2,611	294	75
Net cash (used in) provided by financing activities	2,611	(16,706)	(17,847)
Effect of exchange rate changes on cash	(106)	30	286
Increase (decrease) in cash and cash equivalents	9,704	(10,461)	20
Cash and cash equivalents at the beginning of the year	25,877	36,338	36,318
Cash and cash equivalents at the end of the year	35,581	25,877	36,338
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	1,617	2,493	1,370
Cash paid during the year for interest	$ 1,752	$ 1,837	$ 1,739